Document and Entity Information	Jul. 07, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 07, 2025
Entity Registrant Name	PB Bankshares, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	001-40612
Entity Tax Identification Number	86-3947794
Entity Address, Address Line One	185 East Lincoln Highway
Entity Address, City or Town	Coatesville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19320
City Area Code	601
Local Phone Number	384-8282
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	PBBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001849670
Amendment Flag	false